Investment properties - Summary of income and expenses on investment property (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Rental income from investment property, net of direct operating expense [abstract]
Rental income	₩ 33,366	₩ 35,887	₩ 23,890
Direct operating expenses for investment properties that generated rental income	₩ 16,980	₩ 12,033	₩ 11,951